Property and equipment	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Property and equipment [Text Block]
5.	Property and equipment

			Office
	Lab	Computer	equipment and
	equipment	equipment	leaseholds	Total
	$	$	$	$

Cost
Balance, December 31, 2015	710	97	285	1,092
Additions	834	148	1,984	2,966
Disposals	-	-	(9)	(9)
Balance, December 31, 2016	1,544	245	2,260	4,049
Additions	356	41	74	471
Balance, December 31, 2017	1,900	286	2,334	4,520

Accumulated depreciation
Balance, December 31, 2015	135	50	10	195
Depreciation	198	47	358	603
Disposals	-	-	(9)	(9)
Balance, December 31, 2016	333	97	359	789
Depreciation	278	61	510	849
Balance December 31, 2017	611	158	869	1,638

Net carrying amounts
December 31, 2016	1,211	148	1,901	3,260
December 31, 2017	1,289	128	1,465	2,882